Consolidated Statements of (Loss) Income and Comprehensive (Loss) Income - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Revenues	$ 115,279	$ 114,465
Cost of sales
Operating and maintenance costs	(88,159)	(76,308)
High performance computing service fees	(1,972)	(635)
Depreciation	(64,490)	(63,599)
Gross profit	(39,342)	(26,077)
Net realized revaluation of digital currencies	33,674	81,835
Operating expenses
Selling, general, administrative expenses	(16,648)	(13,204)
Foreign exchange (loss) gain	(5,107)	2,054
Stock-based compensation	(10,888)	(7,249)
Total operating expenses	(32,643)	(18,399)
Unrealized gain (loss) on investments	19,067	3,743
Realized loss on investments	(311)	0
Change in fair value of derivatives	3,652	362
(Recovery) provision on sales tax receivables	966	(6,777)
Gain on sale of equipment	18,493	1,081
Other income (expenses)	346	(59)
Finance expense	(2,290)	(3,024)
Income from operations	1,612	32,685
Tax expense	4,608	6,185
Net (loss) income after tax for the year	(2,996)	26,500
Other comprehensive income (loss)
Translation adjustment	(38)	(1,076)
Net (loss) income and comprehensive (loss) income	$ (3,034)	$ 25,424
Basic (loss) income per share	$ (0.02)	$ 0.29
Diluted (loss) income per share	$ (0.02)	$ 0.29
Weighted average number of common shares outstanding - Basic	127,942,571	90,005,128
Weighted average number of common shares outstanding - Diluted	127,942,571	90,005,128
Revenue from digital currency mining [Member]
Revenues	$ 105,236	$ 111,044
Cost of sales
Operating and maintenance costs	(82,041)	(73,570)
High performance computing [Member]
Revenues	10,043	3,421
Cost of sales
Operating and maintenance costs	$ (6,118)	$ (2,738)